PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Details) - USD ($)	Apr. 30, 2024	Jul. 31, 2023
Public Offering And Deferred Offering Costs
Cash advance to Prime	$ 50,000
Attorneys fees	170,000
Accountant fees	25,000
Total	$ 245,000	$ 0